Related party transactions - Key management personnel compensations (Details) - Key management - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties
Wages and salaries	¥ 28,163	¥ 29,115	¥ 21,661
Welfare and other benefits	772	1,385	2,108
Share-based payments	4,187	3,627	1,166
Total	¥ 33,122	¥ 34,127	¥ 24,935